UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Daniel J. Teed
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Daniel J. Teed, Erie, PA,  January 31, 2012


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	$62,388
List of Other Included Managers:    NONE





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Wedgewood Investors, Inc.
Form 13F
December 31, 2011

                                        Asset
                                        Class   Title of           	Value   Share/  Sh/     Put/    Invstmt Other   Voting
Name of Issuer                  Symbol  Code    Class   CUSIP      	($1,000)PrnAmt  Prn     Call    Dscretn Mgrs    Auth
															Sole	Shared	None
3M Company                      MMM     E       COM     88579Y101	562	6,881   SH             	Sole		5,871		1,100
Altria Group Inc                MO      E       COM     02209S103  	1,100	37,084  SH             	Sole		33,284		3,800
American Electric Power Co. Inc.AEP     E       COM     025537101 	206	4,990   SH            	Sole		4,990
AT&T Corp.			T	E	COM	00206r102	258	8,544   SH             	Sole		6,344		2,200
Becton Dickinson                BDX     E       COM     075887109	372	4,975   SH             	Sole		4,975
Berkshire Hathaway Inc., Class B84670702E       COM     084670702	372	4,874   SH             	Sole		4,374		500
Big Lots Inc                    BIG     E       COM     089302103	1,161	30,750  SH             	Sole		27,650		3,100
Boeing Co                       BA      E       COM     097023105	238	3,250   SH             	Sole		3,150		100
BP-Amoco                        BP      E       COM     055622104	710	16,614  SH             	Sole		12,914		3,700
Buffalo Science & Technology	BUFTX	E	MF	119530103	1,527	107,923 SH             	Sole		107,593		330
Calvert Shrt Dur Inc Fd         CSDAX   F       MF      13161t104	238	15,055  SH             	Sole		15,055
CGM Realty Fund                 CGMRX   E       MF      125325407	294	10,953  SH             	Sole		10,953
Chevron Corporation             CVX     E       COM     166764100	374	3,512   SH             	Sole		3,208		304
Church & Dwight Co Inc		CHD	E	COM	171340102	334	7,300   SH             	Sole		7,300
ConocoPhillips                  COP     E       COM     20825c104	211	2,889   SH             	Sole		2,499		390
Consolidated Edison             ED      E       COM     209115104	222	3,575   SH             	Sole		3,375		200
Dodge & Cox Stk Fd    		DODGX	E	MF	256219106	1,233	12,131  SH             	Sole		12,131
Erie Indemnity Co               ERIE    E       COM     29530P102	4,416	56,495  SH             	Sole		56,495
Exxon Mobil Corp 		XOM	E	COM	30231G102	1,421	16,764  SH		Sole            10,214          6,550
Fedex Corp                      FDX     E       COM     31428X106	824	9,870   SH             	Sole		8,870		1,000
Fidelity Adv Emrg Mkts Inc-I    FMKIX   E       MF      315920702	288	21,612  SH             	Sole		20,825		787
Fidelity Diversified Int'l Fd   FDIKX   E       MF      315910281	228	8,937   SH             	Sole            0           	8,937
Fidelity Export & Multinat	FEXKX	E	MF	31641q102	210	10,164  SH             	Sole            0         	10,164
Fidelity Spartan 500 Index      FXSIX   E       MF      315911768	321	7,202   SH             	Sole            0           	7,202
Fidelity Spartan Ext Mkt Index FFSEMX   E       MF      315911503	223	6,281   SH             	Sole            0           	6,281
First Niagara Financial Grp     FNFG    E       COM     33582v108	107	12,400  SH             	Sole		12,400
FMI LC Fund                     FMIHX   E       MF      302933205	2,782	182,438 SH             	Sole		181,088		1,350
General Electric Co             GE      E       COM     369604103	193	10,757  SH             	Sole		6,557		4,200
General Mills                   GIS     E       COM     370334104	714	17,680  SH             	Sole		16,880		800
Genesee & Wyoming Inc     	GWR	E	COM	371559105	291	4,800   SH             	Sole		4,500		300
Goldman Sachs MC Value Fd       GSMCX   E       MF      38141w398	243	7,224   SH             	Sole            0           	7,224
Google Inc Class A              GOOG    E       COM     38259P508	426	660   	SH             	Sole		635		25
H J Heinz Co                    HNZ     E       COM     423074103	352	6,518   SH             	Sole		5,518		1,000
Heartland Value Plus Fd         HRVIX   E       MF      422352500	372	13,406  SH             	Sole		12,727		679
Hussman Strategic TTL Ret Fd    HSTRX   F       MF      448108209	302	24,575  SH             	Sole		24,575
IBM                             IBM     E       COM     459200101	204	1,111   SH             	Sole		1,111
Intel Corp                      INTC    E       COM     458140100	201	8,277   SH             	Sole		6,377		1,900
iShares Barclays 1-3 Yr Trs Bd FSHY     F       COM     464287457	622	7,364   SH             	Sole		7,364
iShares Barclays Agg Bond ETF   AGG     F       COM     464287226	288	2,615   SH             	Sole		2,615
iShares IBoxx Inv Gr Corp Bd    LQD     F       COM     464287242	378	3,326   SH             	Sole		3,326
iShares MSCI Emerging Mkt ETF   EEM     E       COM     464287234	204	5,390   SH             	Sole		4,690		700
iShares Russell 2000 ETF        IWM     E       COM     464287655	225	3,054   SH             	Sole		2,954		100
iShares Russell 2000 Growth ETF IWO     E       COM     464287648	346	4,110   SH             	Sole		3,910		200
iShares Russell 2000 Value ETF  IWN     E       COM     464287630	305	4,649   SH             	Sole		4,447		202
iShares Russell MC Growth ETF   IWP     E       COM     464287481	652	11,843  SH             	Sole		10,843		1,000
iShares Russell MC Value ETF    IWS     E       COM     464287473	741	17,083  SH             	Sole		16,883		200
iShares S&P 500 ETF     	IVV	E	COM	464287200	1,609	12,770  SH             	Sole		11,320		1,450
Janus Flexible Bd Fd            JAFIX   E       MF      471023606	276	26,173  SH             	Sole		24,766		1,407
JC Data Solutions Inc.          JCDS    E       COM     47214a100	11	15,000  SH            	Sole		15,000
Johnson & Johnson  		JNJ	E	COM	478160104	1,443	21,998  SH             	Sole            11,500          3,500
Kraft Foods Inc Cl A            KFT     E       COM     50075N104	398	10,662  SH             	Sole		10,102		560
L-3 Communications Holdings     LLL     E       COM     502424104	555	8,325   SH             	Sole		7,425		900
Lord Abbett Shrt Dur Inc Fd     LALDX   F       MF      543916100	140	30,876  SH            	Sole		30,876
Lord Abbett Shrt Dur Inc I Fd   LLDYX   F       MF      543916688	1,831	403,301 SH            	Sole		403,301
Lorillard Inc.                  LO      E       COM     544147101	467	4,100   SH             	Sole		3,400		700
McDonald's Corp.                MCD     E       COM     580135101	801	7,979   SH             	Sole		7,290		689
Meridian Growth Fund            MERDX   E       MF      589619105	301	7,234   SH             	Sole		7,234
Natixis Loomis Inv Gr-Y         LSIIX   E       MF      543487136	383	32,075  SH             	Sole		32,075
Nestle S.A. ADR                 NSRGY   E       COM     641069406	631	10,930  SH             	Sole		9,480		1,450
Neuberger Berman Genesis Fd     NBGIX   E       MF      641233200	402	8,651   SH             	Sole            0	        8,651
Norfolk Southern Corp.          NSC     E       COM     655844108	379	5,200   SH             	Sole		4,900		300
Oneok Inc.                      OKE     E       COM     682680103	475	5,475   SH             	Sole		4,775		700
Pepsico Inc                     PEP     E       COM     713448108	439	6,610   SH            	Sole		5,610		1,000
Perkins MC Value Fd             JMCVX   E       MF      471023598	2,445	121,110 SH             	Sole		119,696		1,414
Pfizer Inc                      PFE     E       COM     717081103	373	17,233  SH             	Sole		14,533		2,700
Philip Morris Int'l             PM      E       COM     718172109	1,859	23,684  SH             	Sole		21,484		2,200
Pimco Commodity Rr Strategy Fd  PCRDX   F       MF      722005550	85	13,211  SH             	Sole		13,211
Pimco Total Return Inst'l Fd    PTTRX   F       MF      693390700	2,713	249,618 SH             	Sole		249,618
Procter & Gamble Co 		PG	E	COM	742718109	745	11,165  SH             	Sole		10,665		500
Rainier Small/Mid Growth Fd     RIMSX   E       MF      750869208	230	7,217   SH             	Sole		7,217
Raytheon Co                     RTN     E       COM     755111507	324	6,700   SH             	Sole		6,500		200
Republic Services Inc.          RSG     E       COM     760759100	344	12,500  SH             	Sole		11,100		1,400
Royce Premier SC Fd             RYPRX   E       MF      780905600	201	10,826  SH             	Sole		10,826
Royce Value Fund                RYVFX   E       MF      780905733	1,150	105,125 SH             	Sole		103,466		1,659
Scout Int'l Fd                  UMBWX   E       MF      81063U503	2,889	103,279 SH             	Sole		102,341		938
Scout SC Fd                     UMBHX   E       MF      81063U305	856	57,815  SH            	Sole		56,524		1,291
Sequoia Fund                    SEQUX   E       MF      817418106	3,604	24,767  SH             	Sole		24,459		308
Sit DV Gwth Fd                  SDVSX   E       MF      82980D806	374	28,409  SH             	Sole		27,231		1,178
Southern Co                     SO      E       COM     842587107	294	6,350   SH             	Sole		4,750		1,600
Stericycle                      SRCL    E       COM     858912108	284	3,640   SH             	Sole		2,840		800
T Rowe MC Growth                RPMGX   E       MF      779556109	254	4,810   SH             	Sole		4,810
Thompson Plumb Bond Fund        THOPX   F       MF      884891201	558	49,606  SH             	Sole		49,606
Thornburg LTD TERM Income       THIIX   F       MF      885215681	302	22,881  SH             	Sole		22,881
Union Pacific Corp.             UNP     E       COM     907818108	678	6,400   SH             	Sole            900	        5,500
Vanguard Hi-Yld Corp            VWEHX   F       MF      922031208	58	10,225  SH             	Sole		10,225
Vanguard Index 500              VFINX   E       MF      922908108	1,713	14,792  SH             	Sole		14,792
Vanguard Intm Term Corp Inv     VFICX   F       MF      922031885	334	33,387  SH             	Sole		33,387
Vanguard Natural Resources      VNR     E       COM     92205f106	258	9,350   SH             	Sole		8,850		800
Vanguard TTL Stock Mkt ETF      VTI     E       COM     922908769	206	3,208   SH             	Sole		2,054		1,154
VF Corp                         VFC     E       COM     918204108	324	2,550   SH             	Sole		2,150		400
VM Ware Inc Cl A                VMW     E       COM     928563402	218	2,620   SH             	Sole		2,420		200
Wabtec Corp                     WAB     E       COM     929740108	633	9,050   SH             	Sole		8,450		600
Wal-Mart Stores Inc.            WMT     E       COM     931142103	250	4,187   SH             	Sole		4,187



Report Summary		93 Data Records					62,388		0 Other Managers on whose behalf report is run.
